UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS GOVERNMENT LIMITED MATURITY FUND
(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Susan S. Newton
Massachusetts Financial Services Company
500 Boylston Street
Boston, Massachusetts 02116
(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS® Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 03/31/06

MFS® Government Limited Maturity Fund

MFS INVESTMENT MANAGEMENT®

MFS Government Limited Maturity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006

Issuer	Shares/Par	Value ($)

Bonds - 97.4%

Asset Backed & Securitized- 2.4%

IMPAC CMB Trust, FRN, 5.46%, 2033	$1,788,661	$1,788,696

Thornburg Mortgage Securities Trust, FRN, 5.16%, 2043	4,818,064	4,823,771

		$6,612,467

Mortgage Backed- 41.9%

Fannie Mae, 5.5%, 2014 - 2020	$22,565,132	$22,457,093

Fannie Mae, 7%, 2015 - 2016	3,100,489	3,188,026

Fannie Mae, 6.5%, 2016 - 2017	5,452,333	5,582,963

Fannie Mae, 4%, 2016	4,474,806	4,336,416

Fannie Mae, 6%, 2017	4,010,518	4,066,301

Fannie Mae, 5%, 2019	2,349,963	2,295,691

Fannie Mae, 5.539%, 2033	1,499,143	1,497,824

Fannie Mae, 5.312%, 2033	2,337,143	2,343,364

Fannie Mae, 3.726%, 2033	4,937,656	4,845,752

Freddie Mac, 4.5%, 2008	996,223	991,458

Freddie Mac, 4.875%, 2009	8,000,000	7,956,920

Freddie Mac, 7.5%, 2015	1,187,585	1,239,627

Freddie Mac, 6%, 2016 - 2017	5,811,840	5,882,961

Freddie Mac, 5.5%, 2019 - 2025	12,543,617	12,440,681

Freddie Mac, 5%, 2020 - 2025	18,173,593	18,009,792

Freddie Mac, 3%, 2021	2,400,000	2,345,499

Freddie Mac, 3.108%, 2035	275,854	274,607

Freddie Mac, FRN, 5.05%, 2026	6,508,299	6,524,143

Freddie Mac, FRN, 5.2%, 2031	5,721,273	5,759,303

Ginnie Mae, 4.5%, 2032	955,104	954,176

		$112,992,597

U.S. Government Agencies- 30.2%

Fannie Mae, 5%, 2007	$13,000,000	$12,985,193

Fannie Mae, 6.625%, 2007	7,000,000	7,154,672

Fannie Mae, 3.25%, 2007	5,000,000	4,858,010

Fannie Mae, 3.875%, 2008	6,200,000	6,011,247

Fannie Mae, 4.25%, 2009	6,500,000	6,340,965

Federal Home Loan Bank, 3.25%, 2006	15,000,000	14,921,415

Federal Home Loan Bank, 4.625%, 2008	2,200,000	2,182,367

Freddie Mac, 4.875%, 2007	2,100,000	2,094,847

Freddie Mac, 4.25%, 2009	20,000,000	19,474,520

Overseas Private Investment Corp., 0%, 2007	1,365,165	1,392,469

Small Business Administration, 5.1%, 2016	977,000	967,025

Small Business Administration, 5.46%, 2016	3,105,000	3,114,953

		$81,497,683

U.S. Treasury Obligations- 22.9%

U.S. Treasury Notes, 4.625%, 2006	$7,200,000	$7,198,877

U.S. Treasury Notes, 6.875%, 2006	5,200,000	5,212,594

U.S. Treasury Notes, 7%, 2006	5,000,000	5,030,275

U.S. Treasury Notes, 2.375%, 2006	12,000,000	11,895,468

U.S. Treasury Notes, 6.5%, 2006	11,000,000	11,091,520

U.S. Treasury Notes, 3.5%, 2006	6,700,000	6,643,465

U.S. Treasury Notes, 6.125%, 2007	11,000,000	11,180,466

U.S. Treasury Notes, 3.25%, 2009	3,600,000	3,453,469

		$61,706,134

Total Bonds		$262,808,881

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MFS Government Limited Maturity Fund PORTFOLIO OF INVESTMENTS (Unaudited) 03/31/2006 - continued

Issuer	Shares/Par	Value ($)

Repurchase Agreement - 1.1%

Morgan Stanley, 4.81%, dated 03/31/06, due 04/03/06, total to be received $3,044,220 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)	$3,043,000	$3,043,000

Total Investments		$265,851,881

Other Assets, Less Liabilities - 1.5%		3,937,432

Net Assets - 100.0%		$269,789,313

The following abbreviations are used in the Portfolio of Investments and are defined:
FRN	Floating Rate Note. The interest rate is the rate in effect as of period end.

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

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MFS Government Limited Maturity Fund
Supplemental Schedules (Unaudited) 03/31/2006

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$276,068,188
Gross unrealized appreciation	$93,802
Gross unrealized depreciation	(10,310,109)
Net unrealized appreciation (depreciation)	$(10,216,307)

The aggregate cost above includes prior fiscal year end tax adjustments.

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ITEM 2. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS GOVERNMENT LIMITED MATURITY FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 23, 2006

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 23, 2006 * Print name and title of each signing officer under his or her signature.